Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON ETF TRUST
Prospectus Date	rr_ProspectusDate	Sep. 09, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2019